Intangible Assets, net - Summary of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Less: accumulated depreciation and amortization	¥ (11,171)	¥ (5,646)
Intangible Assets, net	19,735	13,840
Acquired Software and other intangible assets
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross	30,229	18,809
Customer Relationship
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross	¥ 677	¥ 677